Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.375%	1.875%
Rate of compensation increase	2.00%	1.50%